PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 100,009
Balance, end of period	115,489	$ 100,009
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	88,071
Balance, end of period	103,008	88,071
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	28,384
Balance, end of period	31,074	28,384
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(16,446)
Balance, end of period	(18,593)	(16,446)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	32,167
Balance, end of period	38,655	32,167
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	31,212	22,454
Additions, net of disposals and assets reclassified as held for sale	(1,362)	1,008
Acquisitions through business combinations	10,179	7,334
Foreign currency translation	(260)	416
Balance, end of period	39,769	31,212
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,626	3,777
Dispositions and assets reclassified as held for sale	1,643	0
Fair value changes	172	792
Foreign currency translation	(78)	57
Balance, end of period	3,077	4,626
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(3,671)	(2,459)
Depreciation expenses	(1,526)	(1,257)
Dispositions and assets reclassified as held for sale	(946)	(170)
Foreign currency translation	60	(125)
Balance, end of period	(4,191)	(3,671)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	10,610
Balance, end of period	7,936	10,610
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,306	8,654
Additions, net of disposals and assets reclassified as held for sale	(1,788)	550
Acquisitions through business combinations	180	0
Foreign currency translation	(116)	102
Balance, end of period	7,582	9,306
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,917	2,187
Dispositions and assets reclassified as held for sale	1,399	0
Fair value changes	134	652
Foreign currency translation	(26)	78
Balance, end of period	1,626	2,917
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,613)	(1,172)
Depreciation expenses	(352)	(419)
Dispositions and assets reclassified as held for sale	(682)	(12)
Foreign currency translation	11	(34)
Balance, end of period	(1,272)	(1,613)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,341
Balance, end of period	8,376	8,341
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,698	8,309
Additions, net of disposals and assets reclassified as held for sale	312	146
Acquisitions through business combinations	134	0
Foreign currency translation	(145)	243
Balance, end of period	8,999	8,698
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,047	857
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	48	113
Foreign currency translation	(50)	77
Balance, end of period	1,045	1,047
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,404)	(950)
Depreciation expenses	(481)	(498)
Dispositions and assets reclassified as held for sale	(161)	(134)
Foreign currency translation	56	(90)
Balance, end of period	(1,668)	(1,404)
Midstream [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,303
Balance, end of period	14,648	4,303
Midstream [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,321	3,971
Additions, net of disposals and assets reclassified as held for sale	511	277
Acquisitions through business combinations	9,865	0
Foreign currency translation	165	73
Balance, end of period	14,862	4,321
Midstream [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	338	317
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	70	21
Foreign currency translation	0	0
Balance, end of period	408	338
Midstream [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(356)	(208)
Depreciation expenses	(270)	(141)
Dispositions and assets reclassified as held for sale	(20)	0
Foreign currency translation	(16)	(7)
Balance, end of period	(622)	(356)
Data [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,330
Balance, end of period	7,695	8,330
Data [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,593	1,131
Additions, net of disposals and assets reclassified as held for sale	(103)	51
Acquisitions through business combinations	0	7,334
Foreign currency translation	(166)	77
Balance, end of period	8,324	8,593
Data [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	0	0
Foreign currency translation	0	0
Balance, end of period	0	0
Data [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(263)	(88)
Depreciation expenses	(419)	(189)
Dispositions and assets reclassified as held for sale	(45)	(17)
Foreign currency translation	8	(3)
Balance, end of period	(629)	(263)
Sustainable Resources [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	583
Balance, end of period	0	583
Sustainable Resources [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	294	389
Additions, net of disposals and assets reclassified as held for sale	(294)	(16)
Acquisitions through business combinations	0	0
Foreign currency translation	2	(79)
Balance, end of period	2	294
Sustainable Resources [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	324	416
Dispositions and assets reclassified as held for sale	244	0
Fair value changes	(80)	6
Foreign currency translation	(2)	(98)
Balance, end of period	(2)	324
Sustainable Resources [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(35)	(41)
Depreciation expenses	(4)	(10)
Dispositions and assets reclassified as held for sale	(38)	(7)
Foreign currency translation	1	9
Balance, end of period	$ 0	$ (35)